General information, reorganization and basis of presentation - Disclosure of Interest in Subsidiaries and Variable Interest Entities (Parenthetical) (Detail) - Wuxi Genetron Enterprise Management Co., Ltd.
12 Months Ended
Dec. 31, 2020
Beneficial Ownership
Disclosure Of Reconciliation Of Segment Profits To Loss For The Year [Line Items]
Percentage of ownership interest in subsidiaries	90.00%
Redeemable Ownership Interest
Disclosure Of Reconciliation Of Segment Profits To Loss For The Year [Line Items]
Percentage of ownership interest in subsidiaries	10.00%